INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jan. 31, 2024
Income Tax Disclosure [Line Items]
Net change in valuation allowance	$ (409,860)
Unrecognized tax benefits interest and penalties	11,608,606
Gross unrecognized tax benefits	0
Unrecognized tax benefits which may be recognized	1,662,683
Unrecognized tax benefits, interest	940,269
Unrecognized tax benefits, penalties	498,294
Allowable capital losses	127,977	$ 131,019	$ 132,394
Canadian [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 20,204,090
Operating loss carryforwards period	NOLs will begin to expire in 2026
Allowable capital losses	$ 473,989
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 2,227,032
Operating loss carryforwards period	NOLs will begin to expire in 2034.